Other Assets and Liabilities - Additional Information (Detail) - Credit risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Number of customers | customer	19	4
Outstanding customer credit exposure	$ 10
Maximum exposure to credit risk, percentage	79.00%	88.00%
Provision for credit losses	$ 0	$ 0
Trade receivables [member] | Subsequent Period [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in allowance account for credit losses of financial assets, percent	99.00%	100.00%
Increase (decrease) in allowance account for credit losses of financial assets	$ 1,067	$ 152
Debtor [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days
Other Financial Assets [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	60 days
Bottom of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	8 days
Top of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days